Dividends - Summary of Dividends (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 R / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 R / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 R / shares	Dec. 31, 2017 R / shares
Disclosure of Dividends [line items]
Total dividends	$ 137.7		$ 45.5		$ 45.5
Dividends per share - cents | $ / shares	$ 0.16		$ 0.05		$ 0.06
Final Dividend [Member]
Disclosure of Dividends [line items]
Dividends recognised as distribution to owners	$ 84.7		$ 11.5		$ 34.7
Dividends per share - cents | R / shares				R 1		R 0.20	R 0.50
Interim Dividend [Member]
Disclosure of Dividends [line items]
Dividends recognised as distribution to owners	$ 53.0		$ 34.0		$ 10.8
Dividends per share - cents | R / shares		R 1.60		R 0.60		R 0.20